Fair value measurements (Tables)	6 Months Ended
Jun. 30, 2018
Recurring Basis
Schedule of Assets and Liabilities Measured at Fair Value

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs	Aggregate
As at June 30, 2018	(Level 1)	(Level 2)	(Level 3)	Fair Value
Receivables from provisional gold equivalent sales	$—	$7.1	$—	$7.1
Equity investments	142.9	—	4.0	146.9
Warrants	—	0.8	—	0.8
	$142.9	$7.9	$4.0	$154.8

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs	Aggregate
As at December 31, 2017	(Level 1)	(Level 2)	(Level 3)	Fair Value
Cash and cash equivalents	$511.1	$—	$—	$511.1
Receivables from provisional gold equivalent sales	—	11.3	—	11.3
Available-for-sale equity investments	168.1	—	—	168.1
Warrants	—	0.8	—	0.8
	$679.2	$12.1	$—	$691.3